INVESTMENT IN EQUITY AFFILIATES	12 Months Ended
Dec. 31, 2011
INVESTMENT IN EQUITY AFFILIATES
INVESTMENT IN EQUITY AFFILIATES

10. INVESTMENT IN EQUITY AFFILIATES

        The Group's equity method investee includes:

Investee	Amount invested	Legal ownership	Date invested	Business
Wisdom Sea Group Limited (BVI)(1)	$4	40%	January 2008	Shell company
Beijing Bona Yinglong Culture Agency Company Limited ("Bona Yinglong")(2)	$289,737	40%	June 2008	Artist agency
Beijing Bona Meitao Culture and Media Company Limited ("Bona Meitao")(3)	$573,235	51%	June 2008	Artist agency, film and television and television content production
(1)
Wisdom Sea Group Limited was dissolved in July 2010.

(2)
In July 2010, Bona Film and Culture acquired the remaining 60% equity shares of Bona Yinglong with consideration of $440,736 (equivalent to RMB3 million). As a result, Bona Yinglong became a subsidiary of the Group, and is consolidated in the consolidated financial statements starting from the year ended December 31, 2010. The fair value of the investment in 40% equity interest as of the acquisition date of the remaining 60% equity interest approximated its carry amount, and therefore, no remeasurement gains or losses were recognized in earnings.

(3)
As 51% shareholder, the Group is entitled to nominate three out of five board members of Bona Meitao. However any significant board resolutions related to operating and financing activities of Bona Meitao need two-third board members' approval. The Group concludes it does not have control over Bona Meitao, and has accounted for this investment on the equity basis.

        The Group's share of the equity method investees' profit or loss and distributions in 2010 and 2011 are as below:

	Bona Yinglong	Bona Meitao
Balance as of January 1, 2010	198,466	364,584
Share of (loss) profit for the year ended December 31, 2010	(21)	11,275
Distribution	—	(156,611)
Exchange difference	4,685	12,606
Elimination of equity investment due to the acquisition of remaining 60% interest	(203,130)	—

Balance as of December 31, 2010	—	231,854
Share of profit for the year ended December 31, 2011	—	3,062
Distribution	—	(185,712)
Exchange difference	—	6,136

Balance as of December 31, 2011	—	55,340